Acquisition of Gateway Insurance Company - Acquisition of Gateway Pro Forma Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Revenue	$ 14,796	$ 37,985	$ 53,708	$ 56,361
Pro Forma Net Income (Loss)	$ (926)	$ (808)	$ (1,346)	$ (4,392)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.18) [1]	$ (0.20) [1]

[1]	shown excluding accounting treatment for preferred share redemption